UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24F-2


1.       Name and address of issuer:         The Preferred Group of Mutual Funds
                                             First Financial Plaza
                                             411 Hamilton Boulevard, Suite 1200
                                             Peoria, Illinois 61602
2. The name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                             Preferred Balanced Fund
3.       Investment Company Act File Number: 811-06602

         Securities Act File Number:         33-46479
4(a).             Last day of fiscal year for which this Form is filed:
                  October 15, 1997
4(b). Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


         Note: If the Form is being filed late, interest must be paid on the registration fee due.
4(c).             Check box if this is the last time the issuer will be filing this Form.
5.       Calculation of registration fee:
         (i)      Aggregate sale price of securities sold during
                  the fiscal year pursuant to 24(f):               $    417,288
                                                                   ------------


         (ii)     Aggregate price of securities redeemed
                  or repurchased during the fiscal year:            $41,308,511
         (iii)    Aggregate price of securities redeemed or
                  repurchased during any prior fiscal year
                  ending no earlier than October 11, 1995
                  that were not previously used to reduce
                  registration fees payable to the
                  Commission:                                       $         0
                                                                    -----------

         (iv)     Total available redemption credits
                  [add Items 5(ii) and 5(iii)]:                     $41,308,511

         (v)      Net sales - if Item 5(i) is greater than
                  Item 5(iv) [subtract Item 5(iv) from
                  Item 5(i)]:                                       $         0
                                                                    -----------


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         (vi)     Redemption credits available for use                 $
                  in future years -- if Item 5(i) is
                  less than Item 5(iv) [subtract
                  Item 5(iv) from Item 5(i)]:
         (vii)    Multiplier for determining registration fee
                  (See Instruction C.9):                               x.000303



         (viii)   Registration fee due [multiply Item 5(v)
                  by Item 5(vii)] (enter "0" if no fee is due):        =$     0
                                                                       ========
6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:
         N/A.
7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):

                                                                       +$     0
8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                       =$     0
9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:


                  Method of Delivery

                                    Wire Transfer
                                    Mail or other means

                                                    SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*

                  FRED L. KAUFMAN, VICE PRESIDENT AND TREASURER

         Date     NOVEMBER 14, 1997

                  *Please print the name and title of the signing officer below the signature.



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